Schedule of Investments (unaudited)	iShares® Global 100 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.3%
BHP Group Ltd.	1,067,210	$30,558,072
Rio Tinto PLC	224,157	13,401,590
		43,959,662
France — 4.3%
AXA SA	418,636	9,562,287
Cie. de Saint-Gobain	111,571	4,820,897
Engie SA	378,893	4,387,188
L'Oreal SA	49,742	17,270,688
LVMH Moet Hennessy Louis Vuitton SE	56,571	34,671,099
Orange SA	391,098	4,608,531
Sanofi	242,724	24,477,750
Schneider Electric SE	120,019	14,300,921
Societe Generale SA	161,428	3,569,124
TotalEnergies SE	517,175	27,222,523
Vivendi SE	176,314	1,799,265
		146,690,273
Germany — 2.9%
Allianz SE, Registered	86,542	16,590,980
BASF SE	192,109	8,405,199
Bayer AG, Registered	207,582	12,396,041
Deutsche Bank AG, Registered	442,586	3,889,312
Deutsche Telekom AG, Registered	718,296	14,286,365
E.ON SE	479,352	4,037,618
Mercedes-Benz Group AG	176,468	10,248,965
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	29,742	7,035,391
RWE AG	143,558	5,309,642
Siemens AG, Registered	168,613	17,332,826
		99,532,339
Japan — 3.2%
Bridgestone Corp.	128,000	4,666,799
Canon Inc.	215,650	4,886,927
Honda Motor Co. Ltd.	364,700	8,793,311
Mitsubishi UFJ Financial Group Inc.	2,662,500	14,244,502
Nissan Motor Co. Ltd.	521,400	2,042,120
Panasonic Holdings Corp.	496,400	4,008,026
Seven & i Holdings Co. Ltd.	168,320	6,530,879
Sony Group Corp.	265,700	21,669,630
Toyota Motor Corp.	2,717,000	41,921,420
		108,763,614
Netherlands — 0.3%
ING Groep NV	831,940	8,195,940
Koninklijke Philips NV	188,436	4,041,674
		12,237,614
South Korea — 1.4%
Samsung Electronics Co. Ltd.	1,084,443	47,831,907
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	1,427,690	6,485,391
Banco Santander SA	3,674,973	10,398,015
Repsol SA	301,509	4,444,845
Telefonica SA	1,129,365	5,766,009
		27,094,260
Switzerland — 5.7%
ABB Ltd., Registered	373,289	10,010,927
Credit Suisse Group AG, Registered	515,201	2,940,689
Nestle SA, Registered	594,466	69,476,833
Security	Shares	Value
Switzerland (continued)
Novartis AG, Registered	507,967	$43,065,737
Roche Holding AG, Bearer	5,854	2,265,485
Roche Holding AG, NVS	148,108	49,512,477
Swiss Re AG	61,440	4,768,848
UBS Group AG, Registered	784,950	12,690,075
		194,731,071
United Kingdom — 7.3%
Anglo American PLC	280,271	10,019,287
AstraZeneca PLC	327,473	43,200,806
Aviva PLC, NVS	615,256	3,013,686
Barclays PLC	3,310,167	6,189,870
BP PLC	4,177,946	19,617,524
Diageo PLC	492,594	21,276,465
GSK PLC	1,056,588	22,771,147
HSBC Holdings PLC	4,309,793	28,153,815
National Grid PLC	824,202	10,591,766
Prudential PLC	586,610	7,296,977
Shell PLC	1,616,551	42,099,481
Standard Chartered PLC	521,927	3,940,231
Unilever PLC	554,281	25,264,013
Vodafone Group PLC	5,609,614	8,722,342
		252,157,410
United States — 72.5%
3M Co.	120,171	15,551,329
Abbott Laboratories	370,107	40,212,126
Alphabet Inc., Class A(a)	63,513	138,411,340
Alphabet Inc., Class C, NVS(a)	58,235	127,386,151
Amazon.com Inc.(a)	1,847,803	196,255,157
American Tower Corp.(b)	97,962	25,038,108
Aon PLC, Class A(b)	44,669	12,046,336
Apple Inc.	3,247,057	443,937,633
Bristol-Myers Squibb Co.	448,834	34,560,218
Caterpillar Inc.	112,442	20,100,132
Chevron Corp.	414,925	60,072,842
Citigroup Inc.	409,381	18,827,432
Coca-Cola Co. (The)	824,194	51,850,045
Colgate-Palmolive Co.	177,765	14,246,087
DuPont de Nemours Inc.	106,193	5,902,207
Emerson Electric Co.	125,679	9,996,508
Exxon Mobil Corp.	889,596	76,185,001
Ford Motor Co.	837,547	9,321,898
General Electric Co.	232,423	14,798,372
Goldman Sachs Group Inc. (The)	72,401	21,504,545
Honeywell International Inc.	143,480	24,938,259
HP Inc.	222,062	7,279,192
Intel Corp.	864,706	32,348,651
International Business Machines Corp.	189,613	26,771,460
Johnson & Johnson	555,691	98,640,709
Johnson Controls International PLC	146,603	7,019,352
JPMorgan Chase & Co.	620,240	69,845,226
Kimberly-Clark Corp.	71,729	9,694,174
Marsh & McLennan Companies Inc.	105,656	16,403,094
McDonald's Corp.	156,334	38,595,738
Merck & Co. Inc.	534,288	48,711,037
Microsoft Corp.	1,579,406	405,638,843
Morgan Stanley	295,016	22,438,917
Nike Inc., Class B(b)	267,472	27,335,638
PepsiCo Inc.	291,745	48,622,222
Pfizer Inc.	1,184,972	62,128,082
Philip Morris International Inc.	327,805	32,367,466

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Procter & Gamble Co. (The)	506,675	$72,854,798
Raytheon Technologies Corp.	314,522	30,228,709
Texas Instruments Inc.	194,802	29,931,327
Walmart Inc.	296,797	36,084,579
		2,484,080,940
Total Long-Term Investments — 99.7%
(Cost: $2,715,129,000)		3,417,079,090

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	3,213,965	3,213,643
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	3,900,000	3,900,000
Total Short-Term Securities — 0.2%
(Cost: $7,113,643)		7,113,643
Total Investments in Securities — 99.9%
(Cost: $2,722,242,643)		3,424,192,733
Other Assets Less Liabilities — 0.1%		3,245,840
Net Assets — 100.0%		$3,427,438,573

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,213,725	(a)	$—		$(82)	$—	$3,213,643	3,213,965	$48	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,396,000	—		(4,496,000	)(a)	—	—	3,900,000	3,900,000	10,359		—
						$(82)	$—	$7,113,643		$10,407		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	19	09/16/22	$687	$(10,216)
FTSE 100 Index	15	09/16/22	1,304	(9,414)
S&P 500 E-Mini Index	39	09/16/22	7,390	(216,610)
				$(236,240)

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,484,080,940	$932,998,150	$—	$3,417,079,090
Money Market Funds	7,113,643	—	—	7,113,643
	$2,491,194,583	$932,998,150	$—	$3,424,192,733
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(216,610)	$(19,630)	$—	$(236,240)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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